Document And Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document Information Line Items
Entity Central Index Key	0001705402
Document Type	20-F/A
Amendment Flag	true
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38309
Entity Registrant Name	AGM Group Holdings Inc.
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Room 1502-3 15/F
Entity Address, Address Line Two	Connaught Commercial Building
Entity Address, Address Line Three	185 Wanchai Road
Entity Address, City or Town	Wanchai
Entity Address, Country	HK
Title of 12(b) Security	Class A ordinary shares, par value $0.001 per share
Trading Symbol	AGMH
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Amendment Description	This Amendment No. 1 to the Annual Report on Form 20-F/A (the “Amendment”) is being filed by AGM Group Holdings Inc. (the “Company,” “we,” “our,” or “us”) to amend the Company’s Annual Report on Form 20-F for the fiscal year ended December 31, 2024, originally filed with the U.S. Securities Exchange Commission (the “SEC”) on May 13, 2025 (the “Original Filing”).The Company is filing this Amendment to amend Item 16G. Item 16G is hereby amended to clarify that we have elected to follow our home country exemption in the BVI in lieu of certain Listing Rules of The Nasdaq Stock Market LLC.Except as described above, no other changes have been made to the Original Filing. Otherwise, this Amendment speaks as of the date of the Original Filing, and does not modify, amend or update any other item or disclosures in the Original Filing. As such, this Amendment does not reflect events occurring after the filing of the Original Filing or modify or update those disclosures affected by subsequent events. The Company’s Chief Executive Officer and Principal Financial Officer are providing currently dated revised certifications as Exhibits 12.1, 12.2, and 13.1 in connection with this Amendment. The filing of this Amendment should not be understood to mean that any statements contained in the Original Filing, as amended by this Amendment, are true or complete as of any date subsequent to the filing date of the Original Filing. Accordingly, this Amendment should be read in conjunction with the Original Filing.
Document Fiscal Period Focus	FY
Entity Address, Postal Zip Code	0000000
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	24,254,842
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	2,100,000
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	Room 1502-3 15/F.
Entity Address, Address Line Two	Connaught Commercial Building
Entity Address, Address Line Three	185 Wanchai Road
Entity Address, City or Town	Wanchai
Entity Address, Country	HK
Contact Personnel Name	Bo Zhu
City Area Code	+852
Local Phone Number	975-02047
Contact Personnel Email Address	b.zhu@agmprime.com
Entity Address, Postal Zip Code	0000000